Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies (Textual)
Net of allowances for doubtful accounts	$ 19	$ 9
Total inventory write-offs during period		369	$ 498
Impairment losses
Percentage of marketing expenses		50.00%
Reduction of marketing expenses for government grants		$ 6	75
Warrants excluded from calculation of diluted net income (loss) per share	731,542	70,801
Unrecognized tax benefits
Severance expenses	$ 1,065	$ 1,007	$ 905